COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF CHANGES IN LIABILITY OF ROYALTIES

NIS in thousands

Balance as of January 1, 2025	7,029
Payments to the IIA	(397)
Proceeds from the IIA	1,718
Financial expenses	1,241
Balance as of December 31, 2025	9,591

Balance as of January 1, 2024	7,227
Payments to the IIA	(108)
Proceeds from the IIA	-
Financial income	(90)
Balance as of December 31, 2024	7,029

Balance as of January 1, 2023	7,106
Payments to the IIA	(297)
Proceeds from the IIA	492
Financial income	(74)
Balance as of December 31, 2023	7,227

Convenience translation into U.S. dollars (see note 2c(3))

in thousands

Balance as of January 1, 2025	2,202
Payments to the IIA	(124)
Proceeds from the IIA	539
Financial income	389
Balance as of December 31, 2025	3,006